SCHEDULE OF IDENTIFIABLE INTANGIBLES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,659	$ 200	$ 2,493	$ 2,493
Less accumulated amortization	(2,226)		(2,191)	(2,152)
Net intangible assets	433		302	341
Patents and Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,302		2,136	2,136
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	330		330	330
Other Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 27		$ 27	$ 27